THE JAPAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
COMMON STOCK (86.0%)
BASIC INDUSTRIES (7.7%)
BUSINESS & PUBLIC SERVICES (0.7%)
Dai Nippon Printing Co. Ltd......................        100,000   $   2,263,392
                                                                   -------------
CHEMICALS (2.6%)
Asahi Chemical Industry Co. Ltd..................        162,000         969,763
Ishihara Sangyo Kaisha Ltd.......................        583,000       1,727,143
Japan Synthetic Rubber Co.
  Ltd............................................        233,000       1,995,455
Mitsui Petrochemical Industries Ltd..............        160,000         771,825
Mitsui Toatsu Chemicals, Inc.....................        150,000         412,916
Nippon Zeon Co. Ltd..............................         73,000         361,077
Sekisui Chemical Co. Ltd.........................         70,000         709,604
Takeda Chemical Industries
  Ltd............................................         75,000       2,110,460
                                                                   -------------
                                                                       9,058,243
                                                                   -------------

DIVERSIFIED MANUFACTURING (0.3%)
Central Glass Co. Ltd............................        390,000       1,138,338
                                                                   -------------
FOREST PRODUCTS & PAPER (1.2%)
New Oji Paper Co. Ltd............................        200,000       1,239,185
Sumitomo Forestry Co. Ltd........................        269,000       2,961,985
                                                                   -------------
                                                                       4,201,170
                                                                   -------------

METALS & MINING (2.9%)
Godo Steel Ltd...................................        389,000       1,339,386
Komai Tekko, Inc.................................         82,000         440,706
Mitsui Mining & Smelting Co. Ltd.................        202,000         898,523
Nippon Steel Corp................................      1,800,000       5,757,230
Tokyo Steel Manufacturing Co.Ltd.................        121,000       1,353,491
                                                                   -------------
                                                                       9,789,336
                                                                   -------------
  TOTAL BASIC INDUSTRIES.........................                     26,450,479
                                                                   -------------
CONSUMER GOODS & SERVICES (16.4%)
APPARELS & TEXTILES (0.3%)
Tomiya Apparel Co. Ltd...........................        229,000         952,582
                                                                   -------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------

AUTOMOTIVE (5.0%)
Hino Motors Ltd..................................        130,000   $     829,328
Nissan Motor Co. Ltd.............................      1,640,000      12,741,061
Toyota Motor Corp. Ltd...........................         85,000       2,510,705
Yamaha Motor Co. Ltd.............................        100,000         996,242
                                                                   -------------
                                                                      17,077,336
                                                                   -------------

AUTOMOTIVE SUPPLIES (1.3%)
Sumitomo Rubber Industries Ltd...................        189,000       1,273,433
Tochigi Fuji Industrial Co.
  Ltd............................................         85,000         407,804
Toyo Tire & Rubber Co. Ltd.......................        298,000         942,725
Yokohama Rubber Co. Ltd..........................        462,000       1,978,327
                                                                   -------------
                                                                       4,602,289
                                                                   -------------

BROADCASTING & PUBLISHING (0.7%)
Toppan Printing Co. Ltd..........................        148,000       2,328,060
                                                                   -------------

ENTERTAINMENT, LEISURE & MEDIA (0.6%)
Kinki Nippon Tourist Co.
  Ltd.+..........................................        192,000       1,058,743
Kyodo Printing Co. Ltd...........................         90,000         865,157
                                                                   -------------
                                                                       1,923,900
                                                                   -------------

FOOD, BEVERAGES & TOBACCO (2.6%)
Itoham Foods, Inc................................        379,000       2,093,227
Japan Tobacco, Inc...............................            431       3,408,677
Maruha Corp......................................        732,000       1,912,680
Pokka Corp.......................................         28,000         199,668
Snow Brand Milk Products Co. Ltd.................        263,000       1,356,025
                                                                   -------------
                                                                       8,970,277
                                                                   -------------

HOUSEHOLD PRODUCTS (0.3%)
Nippon Sheet Glass Co. Ltd.......................        245,000         903,522
                                                                   -------------

MULTI - INDUSTRY (0.8%)
Fuji Denki Reiki Co. Ltd.........................        141,000       1,108,975
Marubeni Corp....................................        345,000       1,567,770
                                                                   -------------
                                                                       2,676,745
                                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JAPAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
RETAIL (4.4%)
Aoyama Trading Co. Ltd...........................         61,000   $   1,961,723
Izumi Co. Ltd....................................        184,000       2,701,389
Izumiya Co. Ltd..................................        306,000       4,920,387
Keiyo Co. Ltd....................................         45,000         420,781
Matsuzakaya Co. Ltd..............................        272,000       2,010,941
Mizuno Corp......................................        109,000         712,505
Shimachu Co. Ltd.................................          8,300         249,515
Xebio Co. Ltd....................................         18,700         460,841
York - Benimaru Co. Ltd..........................         52,400       1,648,518
                                                                   -------------
                                                                      15,086,600
                                                                   -------------

TEXTILES (0.4%)
Mitsubishi Rayon Co. Ltd.........................        150,000         618,719
Seiren Co. Ltd...................................        150,000         688,193
                                                                   -------------
                                                                       1,306,912
                                                                   -------------
  TOTAL CONSUMER GOODS & SERVICES................                     55,828,223
                                                                   -------------
ENERGY (1.2%)
OIL-PRODUCTION (1.2%)
Cosmo Oil Co. Ltd................................        429,000       2,054,461
Nippon Oil Co. Ltd...............................        279,000       1,528,733
Showa Shell Sekiyu K. K..........................         40,000         377,523
                                                                   -------------
                                                                       3,960,717
                                                                   -------------
  TOTAL ENERGY...................................                      3,960,717
                                                                   -------------
FINANCE (22.5%)
BANKING (15.3%)
Asahi Bank Ltd...................................        431,000       3,672,331
Ashikaga Bank Ltd................................        200,000         734,073
Bank of Iwate Ltd................................         22,630       1,283,480
Bank of the Ryukyus Ltd..........................         58,500       1,226,951
Chuo Trust & Banking Co.
  Ltd............................................         86,000         571,179
Dai-Ichi Kangyo Bank Ltd.........................        322,000       4,389,757
Daiwa Bank Ltd...................................      1,279,000       6,069,185
Fukui Bank Ltd...................................        638,000       2,369,570
Fukuoka Chuo Bank Ltd............................         20,000         126,016
Fukushima Bank Ltd...............................        225,000         670,497
Hiroshima Bank Ltd...............................        200,000         908,852
Hyakugo Bank Ltd.................................        360,000       2,063,794
Keiyo Bank Ltd...................................        250,000       1,046,491
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
BANKING (CONTINUED)
Kita-Nippon Bank Ltd.............................         13,900   $     728,830
Mitsui Trust & Banking Co.
  Ltd............................................        100,000         755,920
Nanto Bank Ltd...................................        252,000       1,567,980
North Pacific Bank Ltd...........................         71,000         341,877
Sakura Bank Ltd..................................        862,000       6,613,963
San-In Godo Bank Ltd.............................         31,000         257,092
Shinwa Bank Ltd..................................        159,000         778,117
Sumitomo Trust & Banking Co. Ltd.................        602,000       6,470,854
The Bank of Tokyo - Mitsubishi Ltd...............          1,400          28,139
The Kagawa Bank Ltd..............................        260,000       1,908,590
The Long-Term Credit Bank of Japan Ltd...........      1,000,000       4,325,787
Tokai Bank Ltd...................................        213,000       2,196,451
Toyo Trust & Banking Co.
  Ltd............................................        175,000       1,475,793
                                                                   -------------
                                                                      52,581,569
                                                                   -------------

COMMERCIAL SERVICES (1.2%)
Asatsu, Inc......................................         78,000       2,890,150
Sanki Engineering Co. Ltd........................        120,000       1,216,464
                                                                   -------------
                                                                       4,106,614
                                                                   -------------

FINANCIAL SERVICES (2.8%)
Daiwa Securities Co. Ltd.........................        186,000       1,469,404
Nomura Securities Co. Ltd........................        600,000       8,284,538
                                                                   -------------
                                                                       9,753,942
                                                                   -------------

INSURANCE (1.7%)
Chiyoda Fire & Marine Insurance Co. Ltd..........        284,000       1,402,254
Fuji Fire & Marine Insurance Co. Ltd.............        429,000       1,870,759
Koa Fire & Marine Insurance Co. Ltd..............        110,000         666,171
Nissan Fire & Marine Insurance Co. Ltd...........        194,000       1,068,076
Tokio Marine & Fire Insurance Co. Ltd............         73,000         956,917
                                                                   -------------
                                                                       5,964,177
                                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JAPAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
REAL ESTATE (1.5%)
Daikyo, Inc......................................         65,000   $     254,479
Daiwa Danchi Co. Ltd.+...........................        208,000         854,321
Mitsui Fudosan Co. Ltd...........................        283,000       3,907,541
                                                                   -------------
                                                                       5,016,341
                                                                   -------------
  TOTAL FINANCE..................................                     77,422,643
                                                                   -------------
HEALTHCARE (2.0%)
PHARMACEUTICALS (2.0%)
Daiichi Pharmaceutical Co.
  Ltd............................................        208,000       3,671,763
Kissei Pharmaceutical Co. Ltd....................         37,000         814,821
Ono Pharmaceuticals Co. Ltd......................         25,000         882,635
Santen Pharmaceutical Co.
  Ltd............................................         49,000         989,163
Shionogi & Co. Ltd...............................         80,000         620,816
                                                                   -------------
                                                                       6,979,198
                                                                   -------------
  TOTAL HEALTHCARE...............................                      6,979,198
                                                                   -------------
INDUSTRIAL PRODUCTS & SERVICES (15.9%)
BUILDING MATERIALS (0.3%)
Sankyo Aluminum Industries Co. Ltd...............        330,000       1,067,028
                                                                   -------------
CONSTRUCTION & HOUSING (3.7%)
Matsui Construction Co. Ltd......................        200,000         997,990
Nishimatsu Construction Co. Ltd..................        507,000       3,544,524
Sekisui House Ltd................................         90,000         912,348
Taisei Corp......................................        700,000       3,248,273
Toda Construction Co.............................        200,000       1,401,730
Toenec Corp......................................         62,000         378,729
Tostem Corp......................................         82,800       2,293,768
                                                                   -------------
                                                                      12,777,362
                                                                   -------------

ELECTRICAL EQUIPMENT (6.3%)
Fuji Electric Co. Ltd............................        500,000       2,272,131
Hitachi Ltd......................................        719,000       8,042,644
Mitsubishi Electric Corp. Ltd....................        942,000       5,276,779
Murata Manufacturing Co.
  Ltd............................................         26,000       1,036,092
Nissei Sangyo Co. Ltd............................        152,000       1,859,652
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
ELECTRICAL EQUIPMENT (CONTINUED)
Ricoh Corp. Ltd..................................         94,000   $   1,232,194
Rohm Co. Ltd.....................................         20,000       2,062,396
                                                                   -------------
                                                                      21,781,888
                                                                   -------------

INDUSTRIAL (0.6%)
Okamura Corp.....................................        300,000       1,992,484
                                                                   -------------

MACHINERY (4.2%)
Aichi Corp.......................................        184,000       1,141,658
Ebara Corp.......................................        110,000       1,653,412
Fanuc Ltd........................................         80,000       3,076,116
Mitsubishi Heavy Industries
  Ltd............................................        666,000       5,115,912
NSK Ltd..........................................         73,000         470,165
Sansei Yusoki Co. Ltd............................         95,000         804,465
Shin Nippon Machinery Co. Ltd....................         48,000         190,859
Toshiba Tungaloy Co. Ltd.........................        400,000       2,027,440
                                                                   -------------
                                                                      14,480,027
                                                                   -------------

MANUFACTURING (0.8%)
Topy Industries Ltd..............................         51,000         187,189
Tsubakimoto Chain Co.............................        407,000       2,489,731
                                                                   -------------
                                                                       2,676,920
                                                                   -------------
  TOTAL INDUSTRIAL PRODUCTS & SERVICES...........                     54,775,709
                                                                   -------------

TECHNOLOGY (11.4%)
COMPUTER SYSTEMS (0.7%)
Fujitsu Ltd......................................        168,000       2,334,352
                                                                   -------------

ELECTRONICS (8.3%)
Alpine Electronics, Inc..........................        191,000       2,904,308
Fuji Photo Film Co. Ltd..........................         88,000       3,545,223
Kyocera Corp.....................................         12,000         954,295
Matsushita Electric Industries Co. Ltd...........        579,000      11,688,278
Secom Co. Ltd....................................         31,000       2,278,335
Sony Corp........................................         70,000       6,111,158
Tokai Rika Co. Ltd...............................        147,000       1,163,873
                                                                   -------------
                                                                      28,645,470
                                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JAPAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
SEMICONDUCTORS (0.2%)
Tokyo Ohka Kogyo Co. Ltd.........................         26,300   $     795,228
                                                                   -------------

TELECOMMUNICATIONS (2.2%)
DDI Corp.........................................            491       3,630,044
Nippon Telegraph & Telephone Corp................            417       4,008,563
                                                                   -------------
                                                                       7,638,607
                                                                   -------------
  TOTAL TECHNOLOGY...............................                     39,413,657
                                                                   -------------

TRANSPORTATION (6.4%)
RAILROADS (3.3%)
East Japan Railway Co............................            200       1,027,702
Nishi-Nippon Railroad Co.
  Ltd............................................        313,000       1,028,471
Tobu Railway Co. Ltd.............................        200,000         924,582
West Japan Railway Co............................          2,140       8,396,922
                                                                   -------------
                                                                      11,377,677
                                                                   -------------
TRANSPORT & SERVICES (1.7%)
Itochu Warehouse Co. Ltd.........................         47,000         149,506
Kawasaki Kisen Kaisha Ltd.+......................        642,000       1,296,006
Nippon Express Co. Ltd...........................        303,000       2,422,834
Sankyu, Inc......................................        435,000       1,353,316
Senko Co. Ltd....................................        136,000         560,972
                                                                   -------------
                                                                       5,782,634
                                                                   -------------

WHOLESALE & INTERNATIONAL TRADE (1.4%)
Kamei Corp.......................................         50,000         550,555
Kawasho Corp.....................................        152,000         472,883
Nagase & Co. Ltd.................................        124,000         982,854
Tomen Corp.......................................        305,000         772,961
Yuasa Trading Co. Ltd............................        525,000       2,004,937
                                                                   -------------
                                                                       4,784,190
                                                                   -------------
  TOTAL TRANSPORTATION...........................                     21,944,501
                                                                   -------------
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------

UTILITIES (2.5%)
ELECTRIC (1.8%)
Shikoku Electric Power Co., Inc..................         83,180   $   1,417,469
Tohoku Electric Power Co.,
  Inc............................................        100,000       1,782,749
Tokyo Electric Power Co.,
  Inc............................................        145,000       3,053,831
                                                                   -------------
                                                                       6,254,049
                                                                   -------------

NATURAL GAS (0.7%)
Hokuriku Gas Co. Ltd.............................        204,000         632,876
Osaka Gas Co. Ltd................................        550,000       1,581,316
                                                                   -------------
                                                                       2,214,192
                                                                   -------------
  TOTAL UTILITIES................................                      8,468,241
                                                                   -------------
  TOTAL COMMON STOCK (COST $304,603,093).........                    295,243,368
                                                                   -------------

WARRANTS (1.9%)
BASIC INDUSTRIES (0.5%)
CHEMICALS (0.4%)
Shin-Etsu Chemical Co. Ltd., Expiring 8/1/00+....            488       1,348,100
                                                                   -------------

METALS & MINING (0.1%)
Dowa Mining Co. Ltd., Expiring 12/09/97+.........            330         103,125
                                                                   -------------
  TOTAL BASIC INDUSTRIES.........................                      1,451,225
                                                                   -------------

CONSUMER GOODS & SERVICES (0.1%)
MERCHANDISING (0.1%)
Canon Sales Co. Inc., Expiring 11/11/97+.........          2,700         338,924
                                                                   -------------

INDUSTRIAL PRODUCTS & SERVICES (0.0%)*
MACHINERY (0.0%)*
Ebara Corp., Expiring
  10/8/99+.......................................            318          60,858
                                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JAPAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
TECHNOLOGY (1.3%)
COMPUTER SYSTEMS (0.1%)
Fujitsu Ltd., Expiring
  6/12/98+.......................................            868   $     336,399
                                                                   -------------
ELECTRICAL EQUIPMENT (0.7%)
Rohm Co. Ltd., Expiring 11/20/97+................          1,350       2,488,682
                                                                   -------------

ELECTRONICS (0.5%)
Kyocera Corp., Expiring 1/23/98+.................            610       1,235,250
Merrill Lynch Intl.- Sony Corp., Expiring
  6/14/01+.......................................            300         566,250
                                                                   -------------
                                                                       1,801,500
                                                                   -------------
  TOTAL TECHNOLOGY...............................                      4,626,581
                                                                   -------------
  TOTAL WARRANTS (COST $3,799,244)...............                      6,477,588
                                                                   -------------
                                                     PRINCIPAL
                                                      AMOUNT
                                                     (IN JPY)
                                                   -------------
FIXED INCOME SECURITIES (2.1%)
BASIC INDUSTRIES (0.9%)
CHEMICALS (0.9%)
Sumitomo Bakelite Co. Ltd., 1.2% due 09/29/06....  $ 288,000,000       3,269,351
                                                                   -------------

FINANCE (1.2%)
FINANCIAL SERVICES (1.2%)
STB Cayman Capital, 0.5% due 10/01/07............    410,000,000       4,039,805
                                                                   -------------
  TOTAL FIXED INCOME SECURITIES
   (COST $6,325,848).............................                      7,309,156
                                                                   -------------
CONVERTIBLE BONDS (5.9%)
CONSUMER GOODS & SERVICES (2.2%)
AUTOMOTIVE (2.2%)
Toyota Motor Corp., 1.2% due 01/28/98............    500,000,000       7,646,594
                                                                   -------------
                                                     PRINCIPAL
                                                      AMOUNT
              SECURITY DESCRIPTION                   (IN JPY)          VALUE
-------------------------------------------------  -------------   -------------

FINANCE (2.1%)
FINANCIAL SERVICES (2.1%)
BOT Cayman Finance Ltd., 4.25% due 03/31/49......  $ 620,000,000   $   7,287,423
                                                                   -------------

HEALTH CARE (1.2%)
PHARMACEUTICALS (1.2%)
Yamanouchi Pharmaceutical Co. Ltd., 1.25% due
  03/31/14.......................................    300,000,000       4,135,715
                                                                   -------------

TECHNOLOGY (0.4%)
COMPUTER SYSTEMS (0.4%)
Ricoh Co. Ltd., 1.5% due 03/29/02................    100,000,000       1,319,584
                                                                   -------------
  TOTAL CONVERTIBLE BONDS
   (COST $17,019,098)............................                     20,389,316
                                                                   -------------
TOTAL INVESTMENTS
  (COST $331,747,283) (95.9%)...................................     329,419,428
OTHER ASSETS IN EXCESS OF LIABILITIES (4.1%)....................
                                                                      14,115,563
                                                                   -------------
NET ASSETS (100.0%).............................................   $ 343,534,991
                                                                   -------------
                                                                   -------------

------------------------------
+ Non-income producing security

* Less than 0.1%

Note: Based on the cost of investments of $330,005,851 for Federal Income Tax purposes at June 30, 1997 the aggregate gross unrealized appreciation was $33,426,380, and the aggregate gross unrealized depreciation was $35,754,235, resulting in net unrealized depreciation of investments of $2,327,855.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JAPAN EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 1997
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $331,747,283)           $329,419,428
Cash                                                  5,250,352
Foreign Currency at Value (Cost $5,239,255)           5,222,892
Receivable for Investments Sold                       7,998,500
Dividends Receivable                                  1,480,033
Interest Receivable                                     103,920
Deferred Organization Expenses                           18,076
                                                   ------------
    Total Assets                                    349,493,201
                                                   ------------
LIABILITIES
Payable for Investments Purchased                     5,548,508
Advisory Fee Payable                                    180,722
Custody Fee Payable                                     174,538
Administrative Services Fee Payable                      19,680
Administration Fee Payable                                  953
Fund Services Fee Payable                                   285
Accrued Trustees' Fees and Expenses                         221
Accrued Expenses                                         33,303
                                                   ------------
    Total Liabilities                                 5,958,210
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $343,534,991
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JAPAN EQUITY PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $366,178)                                                   $ 1,464,230
Interest Income (Net of Foreign Withholding Tax
  of $416)                                                           493,624
                                                                 -----------
    Investment Income                                              1,957,854
EXPENSES
Advisory Fee                                       $ 1,104,268
Custodian Fees and Expenses                            226,127
Administrative Services Fee                             53,195
Professional Fees and Expenses                          27,499
Fund Services Fee                                        5,830
Administration Fee                                       4,213
Printing Expenses                                        3,864
Trustees' Fees and Expenses                              3,397
Amortization of Organization Expense                     3,269
Insurance Expense                                        1,207
Miscellaneous                                              298
                                                   -----------
    Total Expenses                                                 1,433,167
                                                                 -----------
NET INVESTMENT INCOME                                                524,687
NET REALIZED LOSS ON
  Investment Transactions (including $689,588 net
    realized gain from futures contracts)          (31,489,655)
  Foreign Currency Transactions                       (504,028)
                                                   -----------
    Net Realized Loss                                            (31,993,683)
NET CHANGE IN UNREALIZED APPRECIATION OF
  Investments                                       57,492,664
  Foreign Currency Contracts and Translations          242,771
                                                   -----------
    Net Change in Unrealized Appreciation                         57,735,435
                                                                 -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     $26,266,439
                                                                 -----------
                                                                 -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JAPAN EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE SIX
                                                   MONTHS ENDED
                                                     JUNE 30,      FOR THE FISCAL
                                                       1997          YEAR ENDED
                                                   (UNAUDITED)    DECEMBER 31, 1996
                                                   ------------   -----------------
DECREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income (Loss)                       $    524,687   $       (163,669)
Net Realized Loss on Investments and Foreign
  Currency Transactions                             (31,993,683)        (2,268,850)
Net Change in Unrealized Appreciation
  (Depreciation) of Investments
  and Foreign Currency Translations                  57,735,435        (67,037,516)
                                                   ------------   -----------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                      26,266,439        (69,470,035)
                                                   ------------   -----------------
                                                   ------------   -----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                        76,948,328        290,426,062
Withdrawals                                        (140,025,334)      (253,101,673)
                                                   ------------   -----------------
    Net Increase (Decrease) from Investors'
      Transactions                                  (63,077,006)        37,324,389
                                                   ------------   -----------------
    Total Decrease in Net Assets                    (36,810,567)       (32,145,646)
NET ASSETS
Beginning of Period                                 380,345,558        412,491,204
                                                   ------------   -----------------
End of Period                                      $343,534,991   $    380,345,558
                                                   ------------   -----------------
                                                   ------------   -----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                            FOR THE PERIOD
                                                        FOR THE                             MARCH 28, 1995
                                                   SIX MONTHS ENDED     FOR THE FISCAL     (COMMENCEMENT OF
                                                     JUNE 30, 1997        YEAR ENDED        OPERATIONS) TO
                                                      (UNAUDITED)      DECEMBER 31, 1996   DECEMBER 31, 1995
                                                   -----------------   -----------------   -----------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                0.84%(a)            0.81%               0.87%(a)
  Net Investment Income                                   0.31%(a)           (0.03)%              0.12%(a)
Portfolio Turnover                                          42%(b)              86%                 60%(b)
Average Broker Commissions                              0.0004              0.0005                  --

------------------------
(a) Annualized.

(b) Not Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JAPAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
JUNE 30, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Japan Equity Portfolio (the "Portfolio"), is one of eight subtrusts (portfolios) comprising The Series Portfolio (the "Series Portfolio"). The Series Portfolio is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York on June 24, 1994. The Portfolio's investment objective is to provide a high total return from a portfolio of equity securities of issuers that have their principal activities in Japan or are organized under Japanese law. The Portfolio commenced operations on March 28, 1995. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

Investments in Japanese markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in Japan could adversely affect the liquidity or value, or both, of such securities in which the Portfolio is invested. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    a)The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the readily available closing bid and asked prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued at amortized cost.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

    b)The books and records of the Portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expense are translated at the

THE JAPAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------
      exchange rate prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations.

      Although the net assets of the Portfolio are presented at the exchange rates and market values prevailing at the end of the period, the Portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

    c)Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or at the time that the relevant ex-dividend date and amount become known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    d)The Portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Portfolio's Trustees, and the change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of foreign currency translations.

    e)Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Upon entering into such a contract, the Portfolio is required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The Portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability or securities movements of counterparties to meet the terms of their contracts.

    f)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It

THE JAPAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------
      is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The Portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

    g)The Portfolio incurred organization expenses in the amount of $33,000. Morgan Guaranty Trust Company of New York ("Morgan") has agreed to pay the organization expenses of the Portfolio. The Portfolio has agreed to reimburse Morgan for these costs which are being deferred and will be amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the Portfolio.

    h)Expenses incurred by the Series Portfolio with respect to any two or more portfolios in the Series Portfolio are allocated in proportion to the net assets of each portfolio in the Series Portfolio, except where allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

2. TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an Investment Advisory Agreement with Morgan . Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.65% of the Portfolio's average daily net assets. For the six months ended June 30, 1997, such fees amounted to $1,104,268.

    b)The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of The JPM Pierpont Funds, The JPM Institutional Funds, the Portfolio, the other portfolios in which The JPM Pierpont Funds and The JPM Institutional Funds invest (the "Master Portfolios"), JPM Series Trust, JPM Series Trust II and certain other investment companies subject to similar agreements with FDI. For the six months ended June 30, 1997, the fee for these services amounted to $4,213.

    c)The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate average daily net assets of the Master Portfolios and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the Portfolio is determined by the proportionate share its net

THE JAPAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------
      assets bear to the net assets of the Master Portfolios, other investors in the Master Portfolios for which Morgan provides similar services and JPM Series Trust. For the six months ended June 30, 1997 , the fee for these services amounted to $53,195.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $5,830 for the six months ended June 30, 1997.

    e)An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds, the Master Portfolios and JPM Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. Prior to April 1, 1997, the aggregate annual Trustee fee was $65,000. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1,200.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended June 30, 1997 were as follows:

    COST OF       PROCEEDS FROM
   PURCHASES          SALES
---------------  ---------------
   $133,362,605  $   168,521,319